BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Borrowings
Short-term loans	$ 21,676	$ 20,881
Long-term, Current portion	35,537	51,651
Long-term, Non-current portion	212,970	215,382
Total borrowings	270,183	287,914
Long-term loans	248,507	267,033
Benchmark rate used for long-term loans	People's Bank of China	People's Bank of China
Weighted average interest rate on the long-term loans (as a percent)	6.96%	7.00%
Long-term loans guarantee by the third parties	28,256	30,552
Long-term loans secured by a pledge of property, plant, and equipment	237,752	251,639
Long-term loans secured by a pledge of proceeds from future electricity sales	171,740	115,978
Maturities of long-term loans
2013	35,537
2014	37,274
2015	30,120
2016	30,082
2017	28,438
Thereafter	87,056
Total	248,507	267,033
Property, plant and equipment
Borrowings
Value of pledged property, plant and equipment	564,563	569,006
Guangsha Construction Group Co., Ltd.
Borrowings
Long-term loans guarantee by the third parties	10,119	14,284
Fujian Taiyu Investment (Group) Co., Ltd.
Borrowings
Long-term loans guarantee by the third parties	7,159
Shaowu City Jinling Power Generation Co., Ltd. and Nanping City Xingshui Co., Ltd.
Borrowings
Long-term loans guarantee by the third parties	4,455	5,079
Fujian Taiyu Investment (Group) Co., Ltd., Shaowu City Jinling Power Generation Co., Ltd. and Xiamen Youen Hydropower Development Co., Ltd.
Borrowings
Long-term loans guarantee by the third parties	6,523	11,189
Wuliting
Borrowings
Long-term loans secured by a pledge of equity interest	20,683
Liyuan
Borrowings
Long-term loans secured by a pledge of equity interest	6,431
Secured
Borrowings
Short-term loans	21,676	20,087
Long-term, Current portion	35,537	51,651
Long-term, Non-current portion	212,970	215,382
Secured | Jinling
Borrowings
Short-term loans	5,823	9,141
Secured | Jinling | Agricultural Bank of China | Property, plant and equipment
Borrowings
Short-term loans	3,437	7,554
Secured | Jinling | Agricultural Bank of China | Wangkeng
Borrowings
Short-term loans	2,386
Secured | Jinling | Agricultural Bank of China | Minimum | Property, plant and equipment
Borrowings
Annual interest rate on short-term loans (as a percent)	7.80%	5.841%
Secured | Jinling | Agricultural Bank of China | Minimum | Wangkeng
Borrowings
Annual interest rate on short-term loans (as a percent)	7.20%
Secured | Jinling | Agricultural Bank of China | Maximum | Property, plant and equipment
Borrowings
Annual interest rate on short-term loans (as a percent)	8.528%	7.872%
Secured | Jinling | Agricultural Bank of China | Maximum | Wangkeng
Borrowings
Annual interest rate on short-term loans (as a percent)	7.80%
Secured | Jinling | China Construction Bank | Fujian Taiyu Investment (Group) Co., Ltd.
Borrowings
Short-term loans		1,587
Annual interest rate on short-term loans (as a percent)		6.116%
Secured | Jinlong | Rural Credit Cooperative Shaowu Jiefang Branch | Property, plant and equipment
Borrowings
Short-term loans		1,111
Annual interest rate on short-term loans (as a percent)		14.43%
Secured | Yingchuan | Shanghai Pudong Development Bank | Wuliting
Borrowings
Short-term loans	795	1,587
Annual interest rate on short-term loans (as a percent)	9.60%	10.496%
Secured | Ruiyang
Borrowings
Short-term loans	4,773
Secured | Ruiyang | Shanghai Pudong Development Bank | Yingchuan | Property, plant and equipment of Zhougongyuan
Borrowings
Short-term loans	1,591
Annual interest rate on short-term loans (as a percent)	15.00%
Secured | Ruiyang | Shanghai Pudong Development Bank | Wuliting
Borrowings
Short-term loans		5,555
Secured | Ruiyang | Shanghai Pudong Development Bank | Wuliting | Property, plant and equipment of Jiulongshan
Borrowings
Short-term loans	3,182
Annual interest rate on short-term loans (as a percent)	18.00%
Secured | Ruiyang | Shanghai Pudong Development Bank | Minimum | Wuliting
Borrowings
Annual interest rate on short-term loans (as a percent)		10.496%
Secured | Ruiyang | Shanghai Pudong Development Bank | Maximum | Wuliting
Borrowings
Annual interest rate on short-term loans (as a percent)		18.00%
Secured | Binglangjiang
Borrowings
Short-term loans		2,693
Secured | Binglangjiang | Agricultural Bank of China | Property, plant and equipment
Borrowings
Short-term loans		1,587
Secured | Binglangjiang | Agricultural Bank of China | Minimum | Property, plant and equipment
Borrowings
Annual interest rate on short-term loans (as a percent)		6.626%
Secured | Binglangjiang | Agricultural Bank of China | Maximum | Property, plant and equipment
Borrowings
Annual interest rate on short-term loans (as a percent)		6.888%
Secured | Binglangjiang | China Construction Bank | Proceeds from future electricity sales
Borrowings
Short-term loans	1,101	1,106
Annual interest rate on short-term loans (as a percent)	7.00%
Secured | Binglangjiang | China Construction Bank | Minimum | Proceeds from future electricity sales
Borrowings
Annual interest rate on short-term loans (as a percent)		6.728%
Secured | Binglangjiang | China Construction Bank | Maximum | Proceeds from future electricity sales
Borrowings
Annual interest rate on short-term loans (as a percent)		7.625%
Secured | Zhougongyuan | Shanghai Pudong Development Bank | Certificate of deposit
Borrowings
Short-term loans	2,243
Annual interest rate on short-term loans (as a percent)	5.40%
Secured | Hengda | Agricultural Bank of China | Note receivable
Borrowings
Short-term loans	623
Annual interest rate on short-term loans (as a percent)	6.29%
Face amount of notes receivable	636
Secured | Wangkeng | Industrial bank of Fujian | Yuanping
Borrowings
Short-term loans	3,818
Annual interest rate on short-term loans (as a percent)	8.70%
Secured | CHC HK | Agricultural Bank of China | Certificate of deposit of Fujian Huabang
Borrowings
Short-term loans	2,500
Annual interest rate on short-term loans (as a percent)	4.64%
Unsecured
Borrowings
Short-term loans		794
Unsecured | Wuliting | Shanghai Pudong Development Bank | Yingchuan
Borrowings
Short-term loans		$ 794
Annual interest rate on short-term loans (as a percent)		9.76%